Investments - Summarized Financial Information of System Link (Detail) - System Link Corporation Limited ("System Link")	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 6,653,280		¥ 11,472,721		$ 967,679
Noncurrent assets	2,092		20,005		304
Current liabilities	(974,039,557)		(983,142,842)		(141,668,178)
Noncurrent liabilities	0		0		0
Noncontrolling interest	(94)		(479)		$ (14)
Revenue	0	$ 0	0	¥ 173,897
Gross loss	0	0	(825,402,887)	(150,131,075)
Loss from operations	(35,243)	(5,126)	(825,746,051)	(218,841,017)
Net loss	4,219,931	613,764	(826,681,381)	(222,102,758)
Net loss attributable to equity holders	¥ 4,219,931	$ 613,764	¥ (826,681,380)	¥ (222,102,760)